Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

June 1, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Edward P. Bartz

Re:	CPG Vintage Access Fund II, LLC Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of CPG Vintage Access Fund II, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement"). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company to be managed by Central Park Advisers, LLC ("Central Park Advisers"). The Fund's investment objective is to seek long-term attractive risk-adjusted returns. The Fund will seek to achieve its investment objective principally by making direct investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with Central Park Advisers that are represented on the Morgan Stanley Smith Barney LLC platform during the Fund's specified investment period. Morgan Stanley Smith Barney LLC is not a sponsor, promoter, adviser or affiliate of the Fund.

The Fund is structured in a substantially identical manner to CPG Vintage Access Fund, LLC (File No. 811-23258) ("CPG Vintage Fund"), which also is advised by Central Park Advisers. As a result, the Registration Statement contains disclosure that is substantially similar to the disclosure contained in CPG Vintage Fund's registration statement. Accordingly, the Fund hereby requests selective review of the Registration Statement.

CPG Vintage Fund's registration statement initially was reviewed in June 2017 by Mr. Edward P. Bartz of the staff of the Commission, and subsequently has been reviewed on several occasions by Mr. Bartz in connection with certain revisions to the Fund's confidential offering memorandum.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Lisa P. Goldstein